SHARE-BASED PAYMENTS - Option activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding
Number of options, Outstanding, Beginning balance | shares	14,506,693	14,506,693
Number of options, Forfeited/expired | shares	(285,269)	(285,269)
Number of options, Exercised | shares	(255,505)	(255,505)
Number of options, Outstanding, Ending balance | shares	13,965,919	13,965,919	14,506,693	14,506,693
Number of options, Vested and expected to vest | shares	13,965,919	13,965,919
Number of options, Exercisable | shares	13,531,214	13,531,214
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price.
Weighted-average exercise price, Outstanding, Beginning balance	$ 0.12
Weighted-average exercise price, Forfeited/expired	0.84
Weighted-average exercise price, Exercised	0.1
Weighted-average exercise price, Outstanding, Ending balance	0.11		$ 0.12
Weighted-average exercise price, Vested and expected to vest	0.11
Weighted-average exercise price, Exercisable	0.11
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value
Weighted-average grant-date fair value, Outstanding, Beginning balance	1.02
Weighted-average grant-date fair value, Forfeited/expired	0.71
Weighted-average grant-date fair value, Outstanding, Ending balance	1.04		$ 1.02
Weighted-average grant-date fair value, Vested and expected to vest	1.04
Weighted-average grant-date fair value, Exercisable	$ 1.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures
Weighted-average remaining contractual term, Outstanding (Years)	4 years 10 months 13 days	4 years 10 months 13 days	5 years 10 months 17 days	5 years 10 months 17 days
Weighted-average remaining contractual term, Vested and expected to vest (Years)	4 years 10 months 13 days	4 years 10 months 13 days
Weighted-average remaining contractual term, Exercisable (Years)	4 years 9 months 18 days	4 years 9 months 18 days
Aggregate intrinsic value, Outstanding, Beginning balance | $	$ 3,289
Aggregate intrinsic value, Exercised	80	¥ 560		¥ 95	¥ 272
Aggregate intrinsic value, Outstanding, Ending balance | $	4,337		$ 3,289
Aggregate intrinsic value, Vested and expected to vest | $	4,337
Aggregate intrinsic value, Exercisable | $	$ 4,176